Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Preferred stock, par value
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	11,000	11,000
Preferred stock, shares outstanding	11,000	11,000
Common stock, par value
Common stock, shares authorized	18,000,000	18,000,000
Common stock, shares issued	3,419,736	3,419,736
Common stock, shares outstanding	3,419,736	3,419,736